Derivative Instruments (Schedule Of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in other comprehensive Income, net	$ 314	$ 208
Gain (loss) Recognized in Statements of Income, net	(961)	1,496	(554)
Foreign Exchange Option And Forward Contract [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in other comprehensive Income, net	314
Foreign Exchange Option And Forward Contract [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in other comprehensive Income, net
Foreign Exchange Option And Forward Contract [Member] | Operating Expense [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in other comprehensive Income, net	1,189	72	(267)
Foreign Exchange Option And Forward Contract [Member] | Financial Expense [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in other comprehensive Income, net	$ (2,150)	$ 1,424	$ (287)